CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues			¥ 4,981,705	¥ 4,974,757
Total Revenues	¥ 3,587,695	$ 515,340
Cost of revenues (a)	(1,241,932)	(178,392)	(1,540,633)	(1,780,089)
Gross profit	2,345,763	336,948	3,441,072	3,194,668
Operating income and expenses (a)
Research and development	(787,329)	(113,093)	(668,918)	(684,863)
Selling and marketing	(1,558,315)	(223,838)	(1,910,044)	(1,656,505)
General and administrative	(587,457)	(84,383)	(430,826)	(407,410)
Impairment of goodwill	(545,665)	(78,380)
Other operating income, net	22,091	3,173	35,938	990
Total operating expenses	(3,456,675)	(496,521)	(2,973,850)	(2,747,788)
Operating profit (loss)	(1,110,912)	(159,573)	467,222	446,880
Other income (expenses)
Interest income, net	110,010	15,802	87,716	22,603
Foreign exchange (losses) gains, net	49	7	13,821	(15,224)
Other income, net	635,166	91,235	700,964	979,006
Income (Loss) before income taxes	(365,687)	(52,529)	1,269,723	1,433,265
Income tax expenses	(7,904)	(1,135)	(117,000)	(57,602)
Net income (loss)	(373,591)	(53,664)	1,152,723	1,375,663
Less: net income (loss) attributable to noncontrolling interests	(59,614)	(8,563)	(14,186)	27,469
Net income (loss)	¥ (313,977)	$ (45,101)	¥ 1,166,909	¥ 1,348,194
Earnings (loss) per share
Basic | (per share)	¥ (0.2514)	$ (0.0361)	¥ 0.8048	¥ 0.9573
Diluted | (per share)	(0.2514)	(0.0361)	0.7839	0.9366
Earnings (loss) per ADS (1 ADS represent 10 Class A ordinary share)
Basic | (per share)	(2.5140)	(0.3611)	8.0478	9.5728
Diluted | (per share)	¥ (2.5140)	$ (0.3611)	¥ 7.8393	¥ 9.3656
Weighted average number of shares used in computation of ordinary shares:
Basic | shares	1,369,041,418	1,369,041,418	1,403,089,609	1,394,303,326
Diluted | shares	1,369,041,418	1,369,041,418	1,440,414,849	1,425,154,838
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ 77,097	$ 11,074	¥ 182,978	¥ (148,304)
Unrealized (losses) gains on available-for-sale securities, net	10,913	1,568	(3,734)	(433)
Other comprehensive (loss) income	88,010	12,642	179,244	(148,737)
Total comprehensive income (loss)	(285,581)	(41,022)	1,331,967	1,226,926
Less: total comprehensive income (loss) attributable to noncontrolling interests	(60,073)	(8,629)	(40)	22,671
Total comprehensive income (loss) attributable to Cheetah Mobile Inc.	(225,508)	(32,393)	1,332,007	1,204,255
Sales [Member]
Related party Transactions
Amount of transactions with related parties	216,829	31,146	232,363	83,263
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(113,937)	(16,366)	(76,056)	(89,658)
Research and development
Related party Transactions
Amount of transactions with related parties	(14,775)	(2,122)	(1,568)	(6,828)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(7,871)	(1,131)	(18,710)	(70,272)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(5,148)	(740)	(4,858)	(4,005)
Utility Products and Related Services [Member]
Revenues (a)
Total Revenues			3,119,483	3,439,563
Total Revenues	1,573,030	225,952
Mobile Entertainment [Member]
Revenues (a)
Total Revenues			1,778,867	1,496,443
Total Revenues	1,871,543	268,830
Al And Other Segments [Member]
Revenues (a)
Total Revenues			¥ 83,355	¥ 38,751
Total Revenues	¥ 143,122	$ 20,558